Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.87%
Aerospace & Defense–2.58%
Curtiss-Wright Corp.	329,923	$52,147,629
Hexcel Corp.	556,794	38,413,218
		90,560,847
Apparel, Accessories & Luxury Goods–0.96%
Oxford Industries, Inc.	336,240	33,603,826
Application Software–7.37%
Altair Engineering, Inc., Class A(b)	491,566	36,046,535
Confluent, Inc., Class A(b)	579,734	18,400,757
HashiCorp, Inc., Class A(b)(c)	353,678	12,145,302
Manhattan Associates, Inc.(b)	495,512	89,895,787
Samsara, Inc., Class A(b)	1,061,235	20,428,774
Smartsheet, Inc., Class A(b)	929,760	46,097,501
Sprout Social, Inc., Class A(b)	820,793	35,548,545
		258,563,201
Asset Management & Custody Banks–1.89%
Hamilton Lane, Inc., Class A	977,917	66,410,343
Automotive Parts & Equipment–1.25%
Visteon Corp.(b)	327,920	43,803,554
Biotechnology–3.09%
Apellis Pharmaceuticals, Inc.(b)	322,567	27,692,377
Cytokinetics, Inc.(b)	351,796	13,259,191
Halozyme Therapeutics, Inc.(b)	651,401	21,124,934
IVERIC bio, Inc.(b)	771,460	29,122,615
Karuna Therapeutics, Inc.(b)	76,623	17,358,941
		108,558,058
Building Products–0.85%
AAON, Inc.	251,483	21,780,943
Trex Co., Inc.(b)	154,149	7,915,551
		29,696,494
Cargo Ground Transportation–1.38%
Saia, Inc.(b)	169,845	48,263,155
Casinos & Gaming–2.04%
DraftKings, Inc., Class A(b)	753,191	17,579,478
Red Rock Resorts, Inc., Class A	1,186,222	54,079,861
		71,659,339
Commodity Chemicals–0.68%
Olin Corp.	507,516	24,010,582
Construction & Engineering–5.44%
Comfort Systems USA, Inc.	337,282	49,910,990
EMCOR Group, Inc.	116,281	19,167,760
Valmont Industries, Inc.	187,392	49,147,300
WillScot Mobile Mini Holdings Corp.(b)	1,688,490	72,740,149
		190,966,199
Construction Materials–0.50%
Eagle Materials, Inc.	108,670	17,705,603
Shares		Value
Data Processing & Outsourced Services–2.67%
ExlService Holdings, Inc.(b)	327,622	$49,451,265
WNS (Holdings) Ltd., ADR (India)(b)	567,930	44,128,161
		93,579,426
Education Services–1.44%
Duolingo, Inc.(b)	338,876	50,685,683
Electrical Components & Equipment–1.65%
Atkore, Inc.(b)	214,597	25,058,492
Nextracker, Inc., Class A(b)	250,027	9,563,533
Shoals Technologies Group, Inc., Class A(b)	987,731	23,201,801
		57,823,826
Electronic Equipment & Instruments–3.02%
Badger Meter, Inc.	220,797	30,441,283
Novanta, Inc.(b)	457,197	75,711,823
		106,153,106
Environmental & Facilities Services–3.21%
Casella Waste Systems, Inc., Class A(b)	517,656	46,671,865
Clean Harbors, Inc.(b)	470,022	65,991,089
		112,662,954
Food Distributors–1.25%
Performance Food Group Co.(b)	791,139	43,742,075
Footwear–2.28%
Crocs, Inc.(b)	247,591	27,799,517
Deckers Outdoor Corp.(b)	72,597	34,483,575
On Holding AG, Class A (Switzerland)(b)	647,166	17,764,707
		80,047,799
Health Care Equipment–7.79%
Axonics, Inc.(b)	995,562	48,175,245
Inari Medical, Inc.(b)	309,644	18,702,498
Inspire Medical Systems, Inc.(b)	295,196	86,341,878
iRhythm Technologies, Inc.(b)	189,483	21,652,222
Shockwave Medical, Inc.(b)	289,718	79,698,525
TransMedics Group, Inc.(b)	258,656	18,793,945
		273,364,313
Health Care Facilities–3.29%
Acadia Healthcare Co., Inc.(b)	627,932	44,350,837
Encompass Health Corp.	465,348	28,860,883
Surgery Partners, Inc.(b)	1,130,468	42,369,941
		115,581,661
Health Care Services–0.60%
Privia Health Group, Inc.(b)	842,187	21,012,566
Health Care Supplies–1.75%
Haemonetics Corp.(b)	288,273	24,387,896
Lantheus Holdings, Inc.(b)	220,872	19,125,306
Merit Medical Systems, Inc.(b)	216,867	17,869,841
		61,383,043

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Health Care Technology–0.84%
Evolent Health, Inc., Class A(b)	1,015,104	$29,580,131
Homebuilding–1.74%
Taylor Morrison Home Corp., Class A(b)	1,020,567	43,302,658
TopBuild Corp.(b)	87,411	17,627,302
		60,929,960
Industrial Machinery & Supplies & Components–1.05%
Esab Corp.	347,808	20,423,286
RBC Bearings, Inc.(b)	83,346	16,526,678
		36,949,964
Investment Banking & Brokerage–0.94%
Evercore, Inc., Class A	304,361	32,855,770
Leisure Facilities–0.73%
Planet Fitness, Inc., Class A(b)	402,275	25,721,463
Life Sciences Tools & Services–2.25%
10X Genomics, Inc., Class A(b)	483,272	25,352,449
Medpace Holdings, Inc.(b)	158,597	32,824,821
Repligen Corp.(b)	124,458	20,898,988
		79,076,258
Movies & Entertainment–1.20%
World Wrestling Entertainment, Inc., Class A	415,965	42,145,574
Oil & Gas Equipment & Services–1.54%
TechnipFMC PLC (United Kingdom)(b)	2,085,474	27,403,128
Weatherford International PLC(b)	470,050	26,529,622
		53,932,750
Oil & Gas Exploration & Production–2.09%
Matador Resources Co.	962,627	42,326,709
PDC Energy, Inc.	450,138	30,888,470
		73,215,179
Oil & Gas Refining & Marketing–0.42%
PBF Energy, Inc., Class A	401,844	14,791,878
Paper & Plastic Packaging Products & Materials–1.04%
Graphic Packaging Holding Co.	1,519,935	36,326,446
Personal Care Products–2.27%
elf Beauty, Inc.(b)	765,261	79,602,449
Pharmaceuticals–1.15%
Intra-Cellular Therapies, Inc.(b)	539,896	32,059,024
Revance Therapeutics, Inc.(b)	270,344	8,261,713
		40,320,737
Property & Casualty Insurance–1.90%
Kinsale Capital Group, Inc.	220,032	66,665,295
Research & Consulting Services–1.13%
KBR, Inc.	669,245	39,498,840
Restaurants–2.04%
Shake Shack, Inc., Class A(b)	266,572	17,639,069
Wingstop, Inc.	271,420	54,110,291
		71,749,360
Semiconductor Materials & Equipment–1.51%
Axcelis Technologies, Inc.(b)	280,955	44,264,460
Shares		Value
Semiconductor Materials & Equipment–(continued)
Nova Ltd. (Israel)(b)	80,811	$8,726,780
		52,991,240
Semiconductors–7.31%
Allegro MicroSystems, Inc. (Japan)(b)	500,762	19,694,969
Diodes, Inc.(b)	329,754	29,625,099
Impinj, Inc.(b)	529,541	54,193,227
Lattice Semiconductor Corp.(b)	935,558	76,070,221
MACOM Technology Solutions Holdings, Inc.(b)	311,572	18,641,353
Power Integrations, Inc.	228,715	19,760,976
Rambus, Inc.(b)	338,532	21,652,507
Silicon Laboratories, Inc.(b)	120,160	16,902,907
		256,541,259
Soft Drinks & Non-alcoholic Beverages–1.47%
Celsius Holdings, Inc.(b)	412,016	51,720,368
Specialty Chemicals–0.96%
Livent Corp.(b)	1,468,672	33,852,890
Steel–1.47%
ATI, Inc.(b)	1,028,090	35,551,352
Commercial Metals Co.	371,969	15,901,675
		51,453,027
Systems Software–1.63%
CyberArk Software Ltd.(b)	284,833	44,072,210
Gitlab, Inc., Class A(b)	353,882	13,079,479
		57,151,689
Trading Companies & Distributors–1.75%
Applied Industrial Technologies, Inc.	213,820	26,291,307
H&E Equipment Services, Inc.	973,847	35,019,538
		61,310,845
Transaction & Payment Processing Services–0.46%
Shift4 Payments, Inc., Class A(b)	258,037	16,184,081
Total Common Stocks & Other Equity Interests (Cost $2,749,120,184)		3,364,405,106
Money Market Funds–3.58%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e)	43,899,106	43,899,106
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(d)(e)	31,343,308	31,346,441
Invesco Treasury Portfolio, Institutional Class, 5.04%(d)(e)	50,170,406	50,170,407
Total Money Market Funds (Cost $125,418,282)		125,415,954
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.45% (Cost $2,874,538,466)		3,489,821,060
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.10%(d)(e)(f)	17,390	17,390
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	44,747	$44,742
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,137)		62,132
TOTAL INVESTMENTS IN SECURITIES–99.45% (Cost $2,874,600,603)		3,489,883,192
OTHER ASSETS LESS LIABILITIES—0.55%		19,332,789
NET ASSETS–100.00%		$3,509,215,981
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,276,475	$377,881,379	$(375,258,748)	$-	$-	$43,899,106	$968,528
Invesco Liquid Assets Portfolio, Institutional Class	27,605,645	269,915,270	(266,165,956)	(11,585)	3,067	31,346,441	692,624
Invesco Treasury Portfolio, Institutional Class	47,173,115	431,864,432	(428,867,140)	-	-	50,170,407	1,104,722
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	579,616	5,842,213	(6,404,439)	-	-	17,390	4,593*
Invesco Private Prime Fund	1,490,441	14,804,357	(16,250,221)	(5)	170	44,742	12,403*
Total	$118,125,292	$1,100,307,651	$(1,092,946,504)	$(11,590)	$3,237	$125,478,086	$2,782,870

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,364,405,106	$—	$—	$3,364,405,106
Money Market Funds	125,415,954	62,132	—	125,478,086
Total Investments	$3,489,821,060	$62,132	$—	$3,489,883,192
Invesco Discovery Fund